Schedule of Investments (unaudited) December 31, 2020	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 20.1%
Applied Materials Inc.	2,243,088	$193,578,494
ASML Holding NV, NYS(a)(b)	351,934	171,645,251
Brooks Automation Inc.(b)	343,062	23,276,757
CMC Materials Inc.	135,128	20,444,866
Entegris Inc.	627,247	60,278,437
KLA Corp.	717,700	185,819,707
Lam Research Corp.	408,716	193,024,305
MKS Instruments Inc.	256,195	38,544,538
Teradyne Inc.	771,583	92,505,086

		979,117,441

Semiconductors — 79.6%
Advanced Micro Devices Inc.(b)(c)	1,996,655	183,113,230
Analog Devices Inc.	1,330,242	196,516,651
Broadcom Inc.	921,411	403,439,806
Cree Inc.(b)(c)	512,697	54,294,612
Inphi Corp.(c)	242,141	38,856,366
Intel Corp.	7,652,945	381,269,720
Lattice Semiconductor Corp.(b)(c)	632,653	28,988,161
Marvell Technology Group Ltd.(b)	3,113,918	148,035,662
Microchip Technology Inc.	1,209,845	167,091,693
Micron Technology Inc.(b)(c)	2,886,721	217,023,685
Monolithic Power Systems Inc.	209,543	76,740,933
NVIDIA Corp.	690,259	360,453,250
NXP Semiconductors NV	1,167,844	185,698,874
ON Semiconductor Corp.(b)(c)	1,910,762	62,539,240
Qorvo Inc.(c)	529,956	88,115,784
QUALCOMM Inc.	2,514,235	383,018,560
Silicon Laboratories Inc.(b)(c)	203,647	25,932,409
Skyworks Solutions Inc.	771,705	117,978,260
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,906,925	207,931,102

Security	Shares	Value

Semiconductors (continued)
Texas Instruments Inc.	2,294,696	$376,628,455
Xilinx Inc.	1,138,965	161,471,068

		3,865,137,521

Total Common Stocks — 99.7% (Cost: $3,765,330,684)		4,844,254,962

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	71,033,008	71,075,627
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	11,385,000	11,385,000

		82,460,627

Total Short -Term Investments — 1.7% (Cost: $82,432,061)		82,460,627

Total Investments in Securities — 101.4% (Cost: $3,847,762,745)		4,926,715,589

Other Assets, Less Liabilities — (1.4)%		(69,688,736)

Net Assets — 100.0%		$4,857,026,853

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$126,343,278	$—		$(55,351,695	)(a)	$108,570	$(24,526)	$71,075,627	71,033,008	$228,543	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,905,000	6,480,000	(a)	—		—	—	11,385,000	11,385,000	6,708		—

						$108,570	$(24,526)	$82,460,627		$235,251		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® PHLX Semiconductor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	33	03/19/21	$3,259	$77,503
S&P Select Sector Technology E-Mini Index	72	03/19/21	9,439	314,499

				$392,002

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,844,254,962	$—	$—	$4,844,254,962
Money Market Funds	82,460,627	—	—	82,460,627

	$4,926,715,589	$—	$—	$4,926,715,589

Derivative financial instruments(a)
Assets
Futures Contracts	$392,002	$—	$—	$392,002

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NYS	New York Registered Shares

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